Summary of Significant Accounting Policies (Summary of Other Comprehensive Loss and Financial Instrument Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Before Tax Amount
Unrealized losses	$ (58,800)	$ (20,479)	$ (543,826)
Transfer of realized losses to interest expense	926,262	950,501	939,285
Transfer of realized losses to regulatory asset	1,119,233
Net unrealized losses on interest rate swaps	1,986,695	930,022	395,459
Net gain (loss) arising during period	(397,714)	1,714,890	(508,666)
Amortization of actuarial losses	41,846	219,890	200,136
Amortization of transition obligation		35,972	47,093
Net defined benefit plans	(355,868)	1,970,752	(261,437)
Other comprehensive income	1,630,827	2,900,774	134,022
Tax (Expense) or Benefit
Unrealized losses	22,321	7,774	206,437
Transfer of realized losses to interest expense	(351,609)	(360,811)	(356,553)
Transfer of realized losses to regulatory asset	(424,861)
Net unrealized losses on interest rate swaps	(754,149)	(353,037)	(150,116)
Net gain (loss) arising during period	151,131	(651,659)	193,294
Amortization of actuarial losses	(15,901)	(83,558)	(76,052)
Amortization of transition obligation		(13,669)	(17,895)
Net defined benefit plans	135,230	(748,886)	99,347
Other comprehensive income	(618,919)	(1,101,923)	(50,769)
Net-of Tax Amount
Unrealized losses	(36,479)	(12,705)	(337,389)
Transfer of realized losses to interest expense	574,653	589,690	582,732
Transfer of relized losses to regulatory asset	694,372
Net unrealized losses on interest rate swaps	1,232,546	576,985	245,343
Net gain (loss) arising during period	246,583	(1,063,231)	315,372
Amortization of actuarial losses	25,945	136,332	124,084
Amortization of transition obligation		22,303	29,198
Net defined benefit plans	(220,638)	1,221,866	(162,090)
Other comprehensive income	$ 1,011,908	$ 1,798,851	$ 83,253